Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Loss Per Share
Loss Per Share
22.	Loss Per Share

Basic and diluted losses per ordinary share for the three months ended March 31, 2023 and 2022 are calculated as follow. Upon the completion of Merger Transaction (see Note 2), the basic and diluted weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted was retrospectively adjusted to reflect the share split for the three months ended March 31, 2022.

	Three months ended March 31,
	2023	2022
Numerator:
Net loss attributable to shareholders of the Company	(174,884,633)	(150,616,326)
Denominator:
Basic and diluted weighted average number of ordinary shares	139,612,628	124,193,928
Basic and diluted loss per ordinary share (in RMB)	(1.25)	(1.21)

For the three months ended March 31, 2023, the calculation of basic loss per ordinary shares excludes 1,400,000 unvested Earn-in Shares owned by the Sponsor of SPAC that would only be vested upon the Company’s future share price reaching certain price thresholds.

The following securities were excluded from the computation of diluted net loss per share because their effective would have been anti-dilutive or for which the contingent condition had not been met at the end of the period:

	2023	2022
	Number of shares	Number of shares
Warrants	22,900,000	22,900,000
Earn-out Shares	14,000,000	14,000,000
Original Option Units	8,121,227	7,848,887
Additional Option Units	360,440	401,439
RSU	1,738,338	1,738,338
Liability-settled share-based payment to non-employee	200,000	—
Convertible notes	6,752,041	6,752,041

23.Loss Per Share

Basic and diluted losses per ordinary share for the years ended December 31, 2022, 2021 and 2020 are calculated as follow.

Upon the completion of Merger Transaction (see Note 2), the basic and diluted weighted average number of ordinary shares outstanding used in computing net loss per ordinary share — basic and diluted was retrospectively adjusted to reflect the share split for the years ended December 31, 2022, 2021 and 2020, respectively.

	As of and for the year ended December 31,
	2022	2021	2020
Numerator:
Net loss attributable to shareholders of the Company	(742,645,232)	(381,721,019)	(141,999,507)

Denominator:
Basic and diluted weighted average number of ordinary shares	128,096,505	121,582,945	106,721,987

Basic and diluted loss per ordinary share (in RMB)	(5.80)	(3.14)	(1.33)

23.Loss Per Share (continued)

For the year ended December 31, 2022, the calculation of basic loss per ordinary shares excludes 1,400,000 unvested Earn-in Shares owned by the Sponsor of SPAC that would only be vested upon the Company’s future share price reaching certain price thresholds.

The following securities were excluded from the computation of diluted net loss per share because their effective would have been anti-dilutive or for which the contingent condition had not been met at the end of the period:

	For the Years Ended December 31,
	2022	2021	2020

Warrants	22,900,000	—	—
Earn-out Shares	14,000,000	—	—
Original Option Units	8,217,559	7,850,915	5,886,303
Additional Option Units	374,334	270,527	—
RSU	1,738,338	1,738,338	1,738,338
Liability-settled share-based payment to non-employee	200,000	—	—
Convertible notes	6,752,041	6,752,041	—